6. PROPERTY, PLANT & EQUIPMENT: Schedule of Property, Plant and Equipment (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Gross	$ 12,645,133	$ 487,981
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(952,689)	(71,286)
Property, plant & equipment, net	11,692,444	416,695
Computer Equipment
Property, Plant and Equipment, Gross	839,050	103,746
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(168,672)	(60,763)
Property, plant & equipment, net	670,378	42,983
Furniture and Fixtures
Property, Plant and Equipment, Gross	406,786	4,146
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(30,870)	(69)
Property, plant & equipment, net	375,916	4,077
Vehicles
Property, Plant and Equipment, Gross	4,206,086	202,927
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(401,793)	(6,577)
Property, plant & equipment, net	3,804,293	196,351
Leasehold Improvements
Property, Plant and Equipment, Gross	200,032	59,410
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(35,043)	(1,226)
Property, plant & equipment, net	164,989	58,184
Office Equipment
Property, Plant and Equipment, Gross	6,993,179	117,751
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(316,311)	(2,651)
Property, plant & equipment, net	$ 6,676,868	$ 115,100